Supplementary Financial Information (Schedule of Other Noncurrent Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Supplementary Financial Information [Abstract]
Fair value of derivative noncurrent assets	$ 69
Prepayments – noncurrent	10	$ 8
Other	33	23
Total other noncurrent assets	$ 112	$ 31